Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies
2024	$ 72,797
2025	141,818
2026	143,415
2027 and thereafter	593,694
Total	$ 951,724